Other Receivables (Details) - CAD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Other Receivables
Interest receivables (including $352 and $nil due from an affiliate as of December 31, 2019 and 2018, respectively)	$ 145	$ 83
Contract assets under contracts with customers	0	295	$ 876
Indemnification asset (see Note 26)	6,362	0
Loans	828	6,087
Other	769	2,210
Total	$ 8,104	$ 8,675